Plant, Equipment and Mining Properties (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Beginning Balance	$ 155,406,000	$ 81,719,000
Additions/ Transfers	20,029,000	18,931,000
Transfer from exploration and evaluation assets		35,005,000
Royalty buyback		21,787,000
Writendowns	(177,000)	(2,078,000)
Effect of movements in exchange rates	(692,000)	42,000
Ending balance	174,566,000	155,406,000
Accumulated Depletion And Depreciation, Beginning Balance	30,041,000	27,918,000
Accumulated Depletion And Depreciation, Additions / Transfers	6,543,000	3,687,000
Accumulated Depletion And Depreciation, Writedowns	(128,000)	(1,564,000)
Accumulated Depletion And Depreciation, Ending Balance	36,456,000	30,041,000
Net book value	138,110,000	125,365,000
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Beginning Balance	1,234,000	1,191,000
Additions/ Transfers	79,000	55,000
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	(2,000)	(12,000)
Effect of movements in exchange rates	0	0
Ending balance	1,311,000	1,234,000
Accumulated Depletion And Depreciation, Additions / Transfers	116,000	148,000
Accumulated Depletion And Depreciation, Writedowns	(2,000)	(11,000)
Accumulated Depletion And Depreciation, Ending Balance	894,000	780,000
Net book value	417,000	454,000
Accumulated Depletion And Depreciation, Beginning Balance	780,000	643,000
Computer Equipment [Member]
Statement [Line Items]
Beginning Balance	1,956,000	1,763,000
Additions/ Transfers	93,000	200,000
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	(7,000)	(7,000)
Effect of movements in exchange rates	0	0
Ending balance	2,042,000	1,956,000
Accumulated Depletion And Depreciation, Additions / Transfers	298,000	410,000
Accumulated Depletion And Depreciation, Writedowns	(6,000)	(5,000)
Accumulated Depletion And Depreciation, Ending Balance	1,697,000	1,405,000
Net book value	345,000	551,000
Accumulated Depletion And Depreciation, Beginning Balance	1,405,000	1,000,000
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Beginning Balance	23,591,000	16,331,000
Additions/ Transfers	6,824,000	8,973,000
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	(96,000)	(1,716,000)
Effect of movements in exchange rates	47,000	3,000
Ending balance	30,366,000	23,591,000
Accumulated Depletion And Depreciation, Additions / Transfers	781,000	1,523,000
Accumulated Depletion And Depreciation, Writedowns	(89,000)	(1,455,000)
Accumulated Depletion And Depreciation, Ending Balance	6,057,000	5,365,000
Net book value	24,309,000	18,226,000
Accumulated Depletion And Depreciation, Beginning Balance	5,365,000	5,297,000
Mill Machinery And Processing Equipment [Member]
Statement [Line Items]
Beginning Balance	32,304,000	28,222,000
Additions/ Transfers	4,173,000	4,425,000
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	(72,000)	(343,000)
Effect of movements in exchange rates	0	0
Ending balance	36,405,000	32,304,000
Accumulated Depletion And Depreciation, Additions / Transfers	4,410,000	774,000
Accumulated Depletion And Depreciation, Writedowns	(31,000)	(93,000)
Accumulated Depletion And Depreciation, Ending Balance	12,909,000	8,530,000
Net book value	23,496,000	23,774,000
Accumulated Depletion And Depreciation, Beginning Balance	8,530,000	7,849,000
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	15,851,000	14,982,000
Additions/ Transfers	2,078,000	842,000
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	0	0
Effect of movements in exchange rates	(6,000)	27,000
Ending balance	17,923,000	15,851,000
Accumulated Depletion And Depreciation, Additions / Transfers	320,000	329,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	3,879,000	3,559,000
Net book value	14,044,000	12,292,000
Accumulated Depletion And Depreciation, Beginning Balance	3,559,000	3,230,000
Mining Property [Member]
Statement [Line Items]
Beginning Balance	80,470,000	19,230,000
Additions/ Transfers	6,782,000	4,436,000
Transfer from exploration and evaluation assets		35,005,000
Royalty buyback		21,787,000
Writendowns	0	0
Effect of movements in exchange rates	(733,000)	12,000
Ending balance	86,519,000	80,470,000
Accumulated Depletion And Depreciation, Additions / Transfers	618,000	503,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	11,020.000	10,402,000
Net book value	75,499,000	70,068,000
Accumulated Depletion And Depreciation, Beginning Balance	$ 10,402,000	$ 9,899,000